PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of property and equipment, net

Property and equipment, net consisted of the followings:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvement	8,093	8,093
Motor vehicles	1,604	1,993
Electronic equipment	56,068	56,453
Office equipment & furniture	6,868	6,873
Software	1,342	1,407
Total costs	73,975	74,819
Less: accumulated depreciation and amortization	(34,891)	(55,370)
Property and equipment, net	39,084	19,449